Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in non-current financial debt
Issuance of non-current debt	$ 8,163	$ 7,563	$ 189
Repayment of non-current debt	(182)	(31)	(59)
NET AMOUNT	7,981	7,532	130
Cash and cash equivalents
Cash	15,618	17,475	16,956
Cash equivalents	10,584	8,369	10,307
TOTAL	26,202	$ 25,844	$ 27,263	$ 33,026
Restricted cash and cash equivalents	$ 2,050